Vessels (Tables)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Summary of vessels, net

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2021	$46,082	$(354)	$45,728
-Additions for improvements	378	—	378
- Depreciation for the period	—	(2,024)	(2,024)
Balance, June 30, 2022	$46,460	$(2,378)	$44,082

OceanPal Inc. Predecessors
Summary of vessels, net

		Accumulated
	Vessel Cost	Depreciation	Net Book Value
Balance, December 31, 2020	$47,405,161	$(15,155,862)	$32,249,299

- Additions for improvements	29,477	—	29,477
- Depreciation for the period	—	(1,071,390)	(1,071,390)
Balance, June 30, 2021	$47,434,638	$(16,227,252)	$31,207,386